Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 845	$ 636	$ 794	$ 572
Provision for credit losses
Model changes	43		43
Originations	14	24	41	47
Maturities	(25)	(13)	(42)	(24)
Changes in risk, parameters and exposures	50	110	117	171
Write-offs	(6)	(5)	(12)	(9)
Recoveries	3	3	6	5
Exchange rate and other	(20)	(25)	(43)	(32)
Balance at end of period	904	730	904	730
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	272	218	276	215
Provision for credit losses
Model changes	(88)		(88)
Transfers to stage 1	110	34	154	59
Transfers to stage 2	(10)	(14)	(22)	(18)
Transfers to stage 3	(1)	(1)	(4)	(2)
Originations	14	24	41	47
Maturities	(7)	(5)	(15)	(10)
Changes in risk, parameters and exposures	(76)	4	(127)	(33)
Exchange rate and other	1	(1)		1
Balance at end of period	215	259	215	259
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	215	158	204	126
Provision for credit losses
Model changes	131		131
Transfers to stage 1	(107)	(34)	(149)	(59)
Transfers to stage 2	10	18	23	24
Transfers to stage 3	(21)	(10)	(34)	(24)
Maturities	(18)	(8)	(27)	(14)
Changes in risk, parameters and exposures	99	89	162	158
Exchange rate and other	(1)	(4)	(2)	(2)
Balance at end of period	308	209	308	209
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	358	260	314	231
Provision for credit losses
Transfers to stage 1	(3)		(5)
Transfers to stage 2	0	(4)	(1)	(6)
Transfers to stage 3	22	11	38	26
Changes in risk, parameters and exposures	27	17	82	46
Write-offs	(6)	(5)	(12)	(9)
Recoveries	3	3	6	5
Exchange rate and other	(20)	(20)	(41)	(31)
Balance at end of period	$ 381	$ 262	$ 381	$ 262